Note 12 - Non-controlling interests (Detail) - Reconciliation of the Beginning and Ending NCI Amounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, January 1	$ 141,404	$ 174,358
NCI share of earnings	13,952	14,692	15,420
NCI share of other comprehensive earnings	34,689	27,462	35,178
Distributions paid to NCI	16,321	10,617	8,654
Purchases of interests from NCI, net	1,906	7,238	30,146
Balance, December 31	151,969	141,404
Noncontrolling Interest Share Of Earnings [Member]
NCI share of earnings	13,952	14,692
Noncontrolling Interest Share Of Other Comprehensive Earnings [Member]
NCI share of other comprehensive earnings	(394)	(171)
Noncontrolling Interest Redemption Increment [Member]
NCI redemption increment	21,131	12,941
Noncontrolling Interest Distributions Paid To NCI [Member]
Distributions paid to NCI	(16,321)	(10,617)
Noncontrolling Interest Purchase Of Interests From NCI Net [Member]
Purchases of interests from NCI, net	(9,709)	(57,037)
Noncontrolling Interest Recognized On Business Acquisitions [Member]
NCI recognized on business acquisitions	$ 1,906	$ 7,238